Fees Summary	Mar. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 192,803,000
Previously Paid Amount	0
Total Fee Amount	29,519
Total Offset Amount	0
Net Fee	$ 29,519